Schedule of Investments (unaudited) December 31, 2019	iShares® Global Timber & Forestry ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil — 10.3%
Duratex SA	1,097,100	$4,560,000
Klabin SA	2,596,500	11,882,956
Suzano SA	1,225,928	12,092,580

		28,535,536

Canada — 9.2%
Canfor Corp.(a)	440,496	4,123,865
Interfor Corp.(a)	482,724	5,461,007
West Fraser Timber Co. Ltd.	362,595	16,016,535

		25,601,407

Finland — 10.1%
Metsa Board OYJ	725,466	4,881,940
Stora Enso OYJ, Class R	791,223	11,514,831
UPM-Kymmene OYJ	333,132	11,558,501

		27,955,272

Ireland — 4.3%
Smurfit Kappa Group PLC	313,260	12,046,987

Japan — 11.8%
Daio Paper Corp.	429,600	5,909,841
Nippon Paper Industries Co. Ltd.	377,200	6,414,222
Oji Holdings Corp.	2,039,300	11,165,250
Sumitomo Forestry Co. Ltd.	616,300	9,158,726

		32,648,039

South Africa — 2.2%
Sappi Ltd.	1,967,052	6,143,037

Sweden — 11.7%
Holmen AB, Class B	357,213	10,883,090
Svenska Cellulosa AB SCA, Class B	2,130,444	21,620,671

		32,503,761

Security	Shares	Value

United Kingdom — 4.1%
Mondi PLC	480,378	$11,279,855

United States — 35.9%
CatchMark Timber Trust Inc., Class A	351,969	4,037,084
Domtar Corp.	225,354	8,617,537
International Paper Co.	239,361	11,022,574
PotlatchDeltic Corp.	471,132	20,385,882
Rayonier Inc.	690,828	22,631,525
Westrock Co.	271,998	11,671,434
Weyerhaeuser Co.	702,075	21,202,665

		99,568,701

Total Common Stocks — 99.6% (Cost: $286,859,060)		276,282,595

Short-Term Investments

Money Market Funds — 0.3%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.52%(b)(c)	827,401	827,401

Total Short-Term Investments — 0.3% (Cost: $827,401)		827,401

Total Investments in Securities — 99.9% (Cost: $287,686,461)		277,109,996

Other Assets, Less Liabilities — 0.1%		342,579

Net Assets — 100.0%		$277,452,575

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Net Activity	Shares Held at 12/31/19	Value at 12/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	—	—	$—	$1,833	(a)	$(115)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	752,201	75,200	827,401	827,401	3,767		—	—

				$827,401	$5,600		$(115)	$—

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Global Timber & Forestry ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$276,282,595	$—	$—	$276,282,595
Money Market Funds	827,401	—	—	827,401

	$277,109,996	$—	$—	$277,109,996

2